Retirement Plans - Schedule of Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Pension benefits
2025	$ 1,124
2026	1,208
2027	1,345
2028	1,466
2029	1,602
Thereafter	$ 10,036